Revenue and Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of Entity Revenue and Reportable Segments [Abstract]
Company allocated the transaction price to the performance obligations

The Group allocated the transaction price to the performance obligations as of June 30, 2026 as follows:

	Transaction price	Revenue recognized for the six months ended June 30, 2026	Cumulative revenue recognized as of June 30, 2026
(In thousands)
License	$8,500	$—	$8,500
Initial supply	1,500	—	—
	$10,000	$—	$8,500